Minimum capital requirements - Capital ratios (Details)		12 Months Ended
	Jun. 18, 2021	Dec. 31, 2022	Dec. 31, 2021
Minimum capital requirements
Net Capital / Required Capital		2.42	2.70
Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk		13.93%	14.84%
Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements		8.20%	8.20%
Basic Capital / Assets subject to Credit, Market and Operating Risk		15.77%	17.99%
Basic Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements		9.70%	9.70%
Net Capital / Assets subject to Credit Risk		30.18%	32.57%
Net Capital / Assets subject to Credit, Market and Operating Risk		19.38%	21.56%
Net Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements		11.70%	11.70%
Percentage of RWAs	6.50%
Percentage of leverage ratio	3.75%
Maximum percentage of increase in add on total loss absorbing capacity	25.00%
Percentage of periodical increase in add on total loss absorbing capacity	25.00%
Percentage of add on total loss absorbing capacity	100.00%
Percentage of complement constituted related to TLAC		25.00%